BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

September 21, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company Variable Annuity Account A of Protective Life Protective Aspirations NY Variable Annuity Filing Pursuant to Rule 497(j) for File No. 333-261830; 811-08537

Commissioners:

On behalf of Protective Life Insurance Company and the Variable Annuity Account A of Protective Life, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Protective Aspirations NY Variable Annuity", a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent pre-effective amendment to the above referenced registration statement for Variable Annuity Account A of Protective Life as filed electronically with the Commission on September 5, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage